Schedule of Segment Reporting (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Total Sales					$ 251,089
Total Assets	$ 1,943,187		$ 1,943,187		3,069,604	42,269
Total Sales	82,725	$ 69,817	169,897	$ 91,391	251,089
Sustainable Projects Group [Member]
Total Sales
Total Assets	16,014		16,014		6,090
Total Sales
YER Brands [Member]
Total Sales
Total Assets
Total Sales
Lithium Harvest [Member]
Total Sales					251,089
Total Assets	$ 1,927,173		1,927,173		3,063,514	$ 42,269
Total Sales			$ 169,897		$ 251,089